GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
GOING CONCERN
Net loss	$ 9,500,000	$ 5,500,000	$ 5,300,000	$ 2,100,000
Cash balance	$ 2,000,000.0				$ 31,000